Distribution Date:	09/16/22	JPMBB Commercial Mortgage Securities Trust 2014-C21
Determination Date:	09/12/22
Next Distribution Date:	10/17/22
Record Date:	08/31/22	Commercial Mortgage Pass-Through Certificates
Series 2014-C21

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	J.P. Morgan Chase Commercial Mortgage Securities Corp.
Certificate Factor Detail	3		Brian Baker	(212) 834-3813
Certificate Interest Reconciliation Detail	4		383 Madison Avenue, 8th Floor | New York, NY 10179 | United States
		Master Servicer	Wells Fargo Bank, National Association
Exchangeable Certificate Detail	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Additional Information	6
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Cash Flows	7	Special Servicer	Midland Loan Services
Bond / Collateral Reconciliation - Balances	8		askmidlandls.com	(913) 253-9000
Current Mortgage Loan and Property Stratification	9-13		A Division of PNC Bank, N.A., 10851 Mastin Street, Building 82 | Overland Park, KS 66210 | United States
Mortgage Loan Detail (Part 1)	14-16	Senior Trust Advisor	Pentalpha Surveillance LLC
Mortgage Loan Detail (Part 2)	17-19		Don Simon	(203) 660-6100
Principal Prepayment Detail	20		PO Box 4839 | Greenwich, CT 06831 | United States
Historical Detail	21	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Delinquency Loan Detail	22		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Collateral Stratification and Historical Detail	23				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 1	24
		Trustee	Wilmington Trust, National Association
Specially Serviced Loan Detail - Part 2	25		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Modified Loan Detail	26		1100 North Market Street | Wilmington, DE 19890 | United States
Historical Liquidated Loan Detail	27
Historical Bond / Collateral Loss Reconciliation Detail	28
Interest Shortfall Detail - Collateral Level	29
Supplemental Notes	30

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 30

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	46642EAU0	1.322000%	35,720,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	46642EAV8	2.891800%	25,518,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	46642EAW6	3.435300%	59,360,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	46642EAX4	3.492700%	325,000,000.00	205,247,273.28	0.00	597,389.29	0.00	0.00	597,389.29	205,247,273.28	38.26%	30.00%
A-5	46642EAY2	3.774800%	357,185,000.00	357,185,000.00	0.00	1,123,584.95	0.00	0.00	1,123,584.95	357,185,000.00	38.26%	30.00%
A-SB	46642EAZ9	3.428200%	82,529,000.00	28,006,748.17	1,197,234.03	80,010.61	0.00	0.00	1,277,244.64	26,809,514.14	38.26%	30.00%
A-S	46642EBC9	3.996500%	69,560,000.00	69,560,000.00	0.00	231,663.78	0.00	0.00	231,663.78	69,560,000.00	30.97%	24.50%
B	46642EBD7	4.341300%	90,112,000.00	90,112,000.00	0.00	326,002.69	0.00	0.00	326,002.69	90,112,000.00	21.53%	17.37%
C	46642EBE5	4.795333%	45,846,000.00	45,846,000.00	0.00	183,205.68	0.00	0.00	183,205.68	45,846,000.00	16.72%	13.75%
D	46642EAJ5	4.795333%	74,303,000.00	74,303,000.00	0.00	296,922.99	0.00	0.00	296,922.99	74,303,000.00	8.94%	7.88%
E	46642EAL0	3.900000%	25,295,000.00	25,295,000.00	0.00	82,208.75	0.00	0.00	82,208.75	25,295,000.00	6.29%	5.87%
F	46642EAN6	3.900000%	17,390,000.00	17,390,000.00	0.00	56,517.50	0.00	0.00	56,517.50	17,390,000.00	4.46%	4.50%
NR*	46642EAQ9	3.900000%	56,912,885.00	42,595,271.26	0.00	45,031.93	0.00	0.00	45,031.93	42,595,271.26	0.00%	0.00%
R	46642EAS5	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,264,730,886.00	955,540,292.71	1,197,234.03	3,022,538.17	0.00	0.00	4,219,772.20	954,343,058.68

X-A	46642EBA3	1.099602%	954,872,000.00	659,999,021.45	0.00	604,780.35	0.00	0.00	604,780.35	658,801,787.42
X-B	46642EBB1	0.454033%	90,112,000.00	90,112,000.00	0.00	34,094.82	0.00	0.00	34,094.82	90,112,000.00
X-C	46642EAE6	0.895333%	25,295,000.00	25,295,000.00	0.00	18,872.86	0.00	0.00	18,872.86	25,295,000.00
X-D	46642EAG1	0.895333%	74,302,885.00	59,985,271.26	0.00	44,755.64	0.00	0.00	44,755.64	59,985,271.26
Notional SubTotal			1,144,581,885.00	835,391,292.71	0.00	702,503.67	0.00	0.00	702,503.67	834,194,058.68

Deal Distribution Total					1,197,234.03	3,725,041.84	0.00	0.00	4,922,275.87

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 30

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	46642EAU0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	46642EAV8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	46642EAW6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	46642EAX4	631.53007163	0.00000000	1.83812089	0.00000000	0.00000000	0.00000000	0.00000000	1.83812089	631.53007163
A-5	46642EAY2	1,000.00000000	0.00000000	3.14566667	0.00000000	0.00000000	0.00000000	0.00000000	3.14566667	1,000.00000000
A-SB	46642EAZ9	339.35644646	14.50682827	0.96948479	0.00000000	0.00000000	0.00000000	0.00000000	15.47631305	324.84961819
A-S	46642EBC9	1,000.00000000	0.00000000	3.33041662	0.00000000	0.00000000	0.00000000	0.00000000	3.33041662	1,000.00000000
B	46642EBD7	1,000.00000000	0.00000000	3.61775002	0.00000000	0.00000000	0.00000000	0.00000000	3.61775002	1,000.00000000
C	46642EBE5	1,000.00000000	0.00000000	3.99611046	0.00000000	0.00000000	0.00000000	0.00000000	3.99611046	1,000.00000000
D	46642EAJ5	1,000.00000000	0.00000000	3.99611039	0.00000000	0.00000000	0.00000000	0.00000000	3.99611039	1,000.00000000
E	46642EAL0	1,000.00000000	0.00000000	3.25000000	0.00000000	0.00000000	0.00000000	0.00000000	3.25000000	1,000.00000000
F	46642EAN6	1,000.00000000	0.00000000	3.25000000	0.00000000	0.00000000	0.00000000	0.00000000	3.25000000	1,000.00000000
NR	46642EAQ9	748.42931016	0.00000000	0.79124314	1.64115209	43.01377500	0.00000000	0.00000000	0.79124314	748.42931016
R	46642EAS5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	46642EBA3	691.19109310	0.00000000	0.63336274	0.00000000	0.00000000	0.00000000	0.00000000	0.63336274	689.93727685
X-B	46642EBB1	1,000.00000000	0.00000000	0.37836048	0.00000000	0.00000000	0.00000000	0.00000000	0.37836048	1,000.00000000
X-C	46642EAE6	1,000.00000000	0.00000000	0.74611030	0.00000000	0.00000000	0.00000000	0.00000000	0.74611030	1,000.00000000
X-D	46642EAG1	807.30743174	0.00000000	0.60234054	0.00000000	0.00000000	0.00000000	0.00000000	0.60234054	807.30743174

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 30

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	08/01/22 - 08/30/22	30	0.00	597,389.29	0.00	597,389.29	0.00	0.00	0.00	597,389.29	0.00
A-5	08/01/22 - 08/30/22	30	0.00	1,123,584.95	0.00	1,123,584.95	0.00	0.00	0.00	1,123,584.95	0.00
A-SB	08/01/22 - 08/30/22	30	0.00	80,010.61	0.00	80,010.61	0.00	0.00	0.00	80,010.61	0.00
X-A	08/01/22 - 08/30/22	30	0.00	604,780.35	0.00	604,780.35	0.00	0.00	0.00	604,780.35	0.00
X-B	08/01/22 - 08/30/22	30	0.00	34,094.82	0.00	34,094.82	0.00	0.00	0.00	34,094.82	0.00
A-S	08/01/22 - 08/30/22	30	0.00	231,663.78	0.00	231,663.78	0.00	0.00	0.00	231,663.78	0.00
B	08/01/22 - 08/30/22	30	0.00	326,002.69	0.00	326,002.69	0.00	0.00	0.00	326,002.69	0.00
C	08/01/22 - 08/30/22	30	0.00	183,205.68	0.00	183,205.68	0.00	0.00	0.00	183,205.68	0.00
X-C	08/01/22 - 08/30/22	30	0.00	18,872.86	0.00	18,872.86	0.00	0.00	0.00	18,872.86	0.00
X-D	08/01/22 - 08/30/22	30	0.00	44,755.64	0.00	44,755.64	0.00	0.00	0.00	44,755.64	0.00
D	08/01/22 - 08/30/22	30	0.00	296,922.99	0.00	296,922.99	0.00	0.00	0.00	296,922.99	0.00
E	08/01/22 - 08/30/22	30	0.00	82,208.75	0.00	82,208.75	0.00	0.00	0.00	82,208.75	0.00
F	08/01/22 - 08/30/22	30	0.00	56,517.50	0.00	56,517.50	0.00	0.00	0.00	56,517.50	0.00
NR	08/01/22 - 08/30/22	30	2,354,635.33	138,434.63	0.00	138,434.63	93,402.70	0.00	0.00	45,031.93	2,448,038.03
Totals			2,354,635.33	3,818,444.54	0.00	3,818,444.54	93,402.70	0.00	0.00	3,725,041.84	2,448,038.03

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 30

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	46642EBC9	3.996500%	69,560,000.00	69,560,000.00	0.00	231,663.78	0.00	0.00	231,663.78	69,560,000.00
A-S (EC)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	46642EBD7	4.341300%	90,112,000.00	90,112,000.00	0.00	326,002.69	0.00	0.00	326,002.69	90,112,000.00
B (EC)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	46642EBE5	4.795333%	45,846,000.00	45,846,000.00	0.00	183,205.68	0.00	0.00	183,205.68	45,846,000.00
C (EC)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			205,518,000.03	205,518,000.00	0.00	740,872.15	0.00	0.00	740,872.15	205,518,000.00

Exchangeable Certificate Details
EC	46642EBF2	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 30

	Additional Information
Total Available Distribution Amount (1)	4,922,275.87
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 30

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,833,163.47	Master Servicing Fee	9,864.27
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	2,752.17
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	411.41
ARD Interest	0.00	Senior Trust Advisor Fee	1,481.09
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00	Total Fees	14,718.95
Total Interest Collected	3,833,163.47

Principal		Expenses/Reimbursements
Scheduled Principal	1,197,234.03	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	87,927.95
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	5,474.75
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	1,197,234.03	Total Expenses/Reimbursements	93,402.70

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,725,041.84
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	1,197,234.03
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,922,275.87
Total Funds Collected	5,030,397.50	Total Funds Distributed	5,030,397.52

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 30

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	955,540,292.71	955,540,292.71	Beginning Certificate Balance	955,540,292.71
(-) Scheduled Principal Collections	1,197,234.03	1,197,234.03	(-) Principal Distributions	1,197,234.03
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	954,343,058.68	954,343,058.68	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	956,851,339.05	956,851,339.05	Ending Certificate Balance	954,343,058.68
Ending Actual Collateral Balance	955,707,415.14	955,707,415.14

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.80%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 30

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	15	161,467,616.01	16.92%	3	4.5701	NAP	Defeased	15	161,467,616.01	16.92%	3	4.5701	NAP
	9,999,999 or less	25	152,508,209.13	15.98%	21	4.7480	2.052065	1.35 or less	12	310,639,790.27	32.55%	20	4.6650	0.688576
10,000,000 to 19,999,999		5	86,062,551.03	9.02%	20	4.8276	1.667923	1.36 to 1.45	1	15,948,251.45	1.67%	21	4.7800	1.410000
20,000,000 to 24,999,999		1	23,719,200.56	2.49%	21	4.6660	0.980000	1.46 to 1.55	0	0.00	0.00%	0	0.0000	0.000000
25,000,000 to 49,999,999		7	247,956,710.90	25.98%	20	4.6504	1.184449	1.56 to 1.65	3	25,675,315.70	2.69%	21	4.7395	1.598476
	50,000,000 or greater	4	282,628,771.05	29.62%	20	4.6155	1.915438	1.66 to 1.80	4	99,841,891.32	10.46%	20	4.6708	1.706337
	Totals	57	954,343,058.68	100.00%	17	4.6585	1.704409	1.81 to 2.00	9	73,679,621.39	7.72%	21	4.6790	1.884224
								2.01 to 2.25	3	20,952,033.12	2.20%	20	4.9286	2.038345
								2.26 to 3.00	5	192,277,850.75	20.15%	19	4.6921	2.613230
								3.01 or greater	5	53,860,688.67	5.64%	21	4.5343	3.397711
								Totals	57	954,343,058.68	100.00%	17	4.6585	1.704409
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 9 of 30

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	16	161,467,616.01	16.92%	3	4.5701	NAP
							Defeased	16	161,467,616.01	16.92%	3	4.5701	NAP
Alabama	1	3,145,524.96	0.33%	21	4.5600	1.900000
							Lodging	4	122,276,928.62	12.81%	22	4.6818	0.607815
Arizona	1	8,572,474.66	0.90%	21	4.9150	1.580000
							Mixed Use	5	78,153,436.81	8.19%	21	4.6657	1.432272
California	7	229,568,523.21	24.06%	21	4.6310	0.945094
							Multi-Family	13	106,812,206.13	11.19%	21	4.6980	2.240325
Florida	3	93,826,765.38	9.83%	17	4.5652	2.381341
							Office	9	147,216,337.96	15.43%	21	4.6283	1.780227
Georgia	2	41,600,259.02	4.36%	21	4.5560	2.878168
							Retail	14	332,656,615.47	34.86%	19	4.6881	1.824247
Illinois	1	23,719,200.56	2.49%	21	4.6660	0.980000
							Self Storage	2	5,759,917.68	0.60%	21	4.8653	3.527534
Maryland	2	17,924,415.02	1.88%	21	5.0300	1.700000
							Totals	63	954,343,058.68	100.00%	17	4.6585	1.704409
Michigan	8	80,981,172.95	8.49%	21	4.7530	1.523080

Nebraska	1	5,701,638.41	0.60%	20	4.9600	1.210000

Nevada	3	110,138,153.01	11.54%	21	4.7471	2.479618

New York	1	15,000,000.00	1.57%	20	4.3300	1.050000

North Dakota	1	9,502,869.98	1.00%	22	4.7380	1.280000

Ohio	1	4,660,014.37	0.49%	21	4.8040	1.870000

Pennsylvania	2	23,854,603.48	2.50%	21	4.6806	1.486231

Tennessee	1	3,581,720.58	0.38%	21	4.6750	1.020000

Texas	6	65,629,940.95	6.88%	20	4.7993	2.066397

Virgin Islands	1	5,950,770.99	0.62%	21	4.5600	3.580000

Virginia	3	35,964,939.10	3.77%	20	4.5703	0.640038

Washington	1	4,355,967.03	0.46%	20	5.0800	1.810000

Wisconsin	1	9,196,489.01	0.96%	19	4.7990	1.580000

Totals	63	954,343,058.68	100.00%	17	4.6585	1.704409

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 30

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	15	161,467,616.01	16.92%	3	4.5701	NAP	Defeased	15	161,467,616.01	16.92%	3	4.5701	NAP
	4.40000% or less	1	15,000,000.00	1.57%	20	4.3300	1.050000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.40001% to 4.60000%	8	200,586,691.98	21.02%	19	4.4888	2.144025	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.60001% to 4.80000%	22	465,743,181.41	48.80%	21	4.6983	1.434122	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.80001% to 5.00000%	6	60,109,911.19	6.30%	19	4.8719	1.579888	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.00001% or greater	5	51,435,658.09	5.39%	19	5.0832	2.062477	49 months or greater	42	792,875,442.67	83.08%	20	4.6764	1.658265
	Totals	57	954,343,058.68	100.00%	17	4.6585	1.704409	Totals	57	954,343,058.68	100.00%	17	4.6585	1.704409
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 30

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	15	161,467,616.01	16.92%	3	4.5701	NAP	Defeased	15	161,467,616.01	16.92%	3	4.5701	NAP
	60 months or less	42	792,875,442.67	83.08%	20	4.6764	1.658265	Interest Only	6	223,150,000.00	23.38%	20	4.5901	2.674887
61 months to 120 months		0	0.00	0.00%	0	0.0000	0.000000	300 months or less	36	569,725,442.67	59.70%	21	4.7103	1.260074
	121 months or greater	0	0.00	0.00%	0	0.0000	0.000000	301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	57	954,343,058.68	100.00%	17	4.6585	1.704409	Totals	57	954,343,058.68	100.00%	17	4.6585	1.704409
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 30

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	15	161,467,616.01	16.92%	3	4.5701	NAP				None
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	42	792,875,442.67	83.08%	20	4.6764	1.658265
	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	57	954,343,058.68	100.00%	17	4.6585	1.704409
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 30

					Mortgage Loan Detail (Part 1)

											Original Adjusted		Beginning	Ending	Paid
		Prop			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	302201001	RT	Las Vegas	NV	Actual/360	4.757%	423,923.06	0.00	0.00	N/A	06/01/24	--	103,500,000.00	103,500,000.00	09/01/22
2	302201002	LO	Sunnyvale	CA	Actual/360	4.640%	246,318.31	87,426.08	0.00	N/A	07/01/24	--	61,648,074.85	61,560,648.77	09/01/22
3	302201003	RT	Miami	FL	Actual/360	4.420%	228,366.67	0.00	0.00	N/A	02/06/24	--	60,000,000.00	60,000,000.00	09/06/22
4	302051002	OF	Sunnyvale	CA	Actual/360	4.539%	225,267.22	61,669.70	0.00	N/A	05/01/24	--	57,629,791.98	57,568,122.28	09/01/22
6	302051011	RT	Westminster	CA	Actual/360	4.650%	187,275.10	96,325.14	0.00	N/A	04/01/24	--	46,770,056.47	46,673,731.33	09/01/22
8	302201008	LO	San Mateo	CA	Actual/360	4.640%	184,738.73	65,569.56	0.00	N/A	07/01/24	--	46,236,056.24	46,170,486.68	09/01/22
9	883100249	LO	Virginia Beach	VA	Actual/360	4.410%	141,197.77	59,342.94	0.00	N/A	03/06/24	--	37,181,768.85	37,122,425.91	09/06/22
10	302201010	MU	Grosse Pointe Woods	MI	Actual/360	4.790%	141,725.42	67,899.01	0.00	N/A	07/01/24	--	34,359,990.34	34,292,091.33	09/01/22
11	302201011	RT	Wesley Chapel	FL	Actual/360	4.838%	127,601.92	62,105.38	0.00	N/A	02/06/24	--	30,628,953.08	30,566,847.70	09/06/22
12	883100245	OF	New York	NY	Actual/360	4.033%	121,550.14	0.00	0.00	11/01/17	03/06/24	--	35,000,000.00	35,000,000.00	09/06/22
13	883100253	OF	Dallas	TX	Actual/360	4.640%	123,582.10	54,105.88	0.00	N/A	07/06/24	--	30,929,891.03	30,875,785.15	09/06/22
14	302201014	MF	Lawrenceville	GA	Actual/360	4.450%	130,286.11	0.00	0.00	N/A	06/01/24	--	34,000,000.00	34,000,000.00	09/01/22
15	695100306	MF	Gainesville	VA	Actual/360	4.757%	128,745.36	43,537.53	0.00	N/A	07/06/24	04/06/24	31,429,627.44	31,386,089.91	09/06/22
16	302201016	RT	Charlottesville	VA	Actual/360	4.537%	99,355.69	53,310.15	0.00	N/A	04/01/24	--	25,431,078.86	25,377,768.71	07/01/20
18	302051006	OF	Chicago	IL	Actual/360	4.666%	95,437.88	33,711.17	0.00	N/A	06/01/24	--	23,752,911.73	23,719,200.56	09/01/22
19	883100204	RT	Frisco	TX	Actual/360	5.152%	84,699.87	36,818.38	0.00	N/A	02/06/24	--	19,091,835.40	19,055,017.02	09/06/22
20	883100248	MF	Ann Arbor	MI	Actual/360	4.740%	74,124.14	25,395.41	0.00	N/A	06/06/24	--	18,160,262.95	18,134,867.54	09/06/22
21	623100108	MF	Hyattsville	MD	Actual/360	5.030%	77,740.10	23,662.00	0.00	N/A	06/06/24	--	17,948,077.02	17,924,415.02	09/06/22
22	623100101	MU	Pittsburgh	PA	Actual/360	4.780%	65,761.92	28,460.36	0.00	N/A	06/06/24	--	15,976,711.81	15,948,251.45	09/06/22
24	302201024	MU	New York	NY	Actual/360	4.330%	55,929.17	0.00	0.00	N/A	05/01/24	--	15,000,000.00	15,000,000.00	09/01/22
25	883100246	MF	Evansville	IN	Actual/360	4.700%	43,509.37	18,727.28	0.00	N/A	06/06/24	--	10,750,428.52	10,731,701.24	09/06/22
28	695100305	OF	Fargo	ND	Actual/360	4.738%	38,848.59	18,974.00	0.00	N/A	07/06/24	--	9,521,843.98	9,502,869.98	09/06/22
29	883100211	RT	San Antonio	TX	Actual/360	5.310%	42,274.57	17,376.27	0.00	N/A	02/06/24	11/06/23	9,245,395.15	9,228,018.88	09/06/22
30	883100227	RT	Delafield	WI	Actual/360	4.799%	38,070.21	15,964.10	0.00	N/A	04/06/24	--	9,212,453.11	9,196,489.01	09/06/22
31	302201031	RT	Phoenix	AZ	Actual/360	4.915%	36,356.19	17,575.28	0.00	N/A	06/06/24	--	8,590,049.94	8,572,474.66	09/06/22
32	883100222	RT	Northville	MI	Actual/360	4.626%	33,891.88	15,278.43	0.00	N/A	03/06/24	--	8,508,064.65	8,492,786.22	09/06/22
33	623100097	LO	Brunswick	GA	Actual/360	5.030%	33,017.93	22,684.30	0.00	N/A	05/06/24	--	7,622,943.32	7,600,259.02	09/06/22
34	302201034	RT	Philadelphia	PA	Actual/360	4.480%	30,564.40	16,446.88	0.00	N/A	07/01/24	--	7,922,798.91	7,906,352.03	09/01/22

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 30

					Mortgage Loan Detail (Part 1)

											Original Adjusted		Beginning	Ending	Paid
		Prop			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
36	623100109	MH	Sellersburg	IN	Actual/360	4.860%	27,815.01	20,031.37	0.00	N/A	03/06/24	--	6,646,357.99	6,626,326.62	09/06/22
37	883100233	OF	San Jose	CA	Actual/360	4.633%	32,515.35	0.00	0.00	N/A	05/06/24	--	8,150,000.00	8,150,000.00	09/06/22
38	883100234	LO	Santa Rosa	CA	Actual/360	4.950%	29,663.19	13,572.18	0.00	N/A	05/06/24	--	6,959,106.33	6,945,534.15	09/06/22
39	883100247	MF	Ann Arbor	MI	Actual/360	4.740%	31,046.76	10,636.82	0.00	N/A	06/06/24	--	7,606,392.90	7,595,756.08	09/06/22
41	695100296	MH	Kalamazoo	MI	Actual/360	4.623%	26,942.57	13,825.63	0.00	N/A	06/06/24	--	6,767,931.92	6,754,106.29	09/06/22
42	623100102	MU	San Antonio	TX	Actual/360	4.605%	27,657.49	12,352.08	0.00	N/A	06/06/24	--	6,974,675.12	6,962,323.04	09/06/22
43	883100239	OF	Las Vegas	NV	Actual/360	4.600%	26,348.48	13,637.78	0.00	N/A	06/06/24	--	6,651,790.79	6,638,153.01	09/06/22
44	695100288	OF	Farmington Hills	MI	Actual/360	4.785%	26,445.49	11,919.86	0.00	05/06/24	05/06/26	--	6,418,159.81	6,406,239.95	09/06/22
45	302201045	MU	Saint John	VI	Actual/360	4.560%	23,415.00	12,302.96	0.00	N/A	06/01/24	--	5,963,073.95	5,950,770.99	09/01/22
48	302201048	MF	Richmond	VA	Actual/360	4.650%	24,924.62	10,185.09	0.00	N/A	06/01/24	--	6,224,671.57	6,214,486.48	09/01/22
50	695100295	MF	Detroit	MI	Actual/360	4.743%	24,785.38	9,094.28	0.00	N/A	06/06/24	--	6,068,526.11	6,059,431.83	09/06/22
51	302201051	MF	Lincoln	NE	Actual/360	4.960%	24,390.24	8,874.89	0.00	N/A	05/01/24	--	5,710,513.30	5,701,638.41	09/01/22
52	695100302	MH	Miami	FL	Actual/360	4.630%	20,416.81	10,449.52	0.00	N/A	06/06/24	--	5,120,917.18	5,110,467.66	09/06/22
53	302201053	RT	Houston	TX	Actual/360	4.670%	20,443.62	10,308.13	0.00	N/A	06/06/24	--	5,083,721.97	5,073,413.84	09/06/22
56	695100303	RT	Dublin	OH	Actual/360	4.804%	19,310.47	7,984.70	0.00	N/A	06/06/24	--	4,667,999.07	4,660,014.37	09/06/22
57	302201057	OF	Vancouver	WA	Actual/360	5.080%	19,091.39	8,333.26	0.00	N/A	05/01/24	--	4,364,300.29	4,355,967.03	09/01/22
60	302201060	MF	Richmond	VA	Actual/360	4.650%	17,537.65	7,166.51	0.00	N/A	06/01/24	--	4,379,850.42	4,372,683.91	09/01/22
61	302201061	SS	Ranson	WV	Actual/360	4.875%	16,589.16	7,754.42	0.00	N/A	06/01/24	04/01/24	3,951,761.29	3,944,006.87	09/01/22
62	883100243	MF	Birmingham	AL	Actual/360	4.560%	12,415.04	16,200.13	0.00	N/A	06/06/24	--	3,161,725.09	3,145,524.96	09/06/22
63	623100105	MF	Dallas	TX	Actual/360	4.855%	15,345.77	7,226.01	0.00	N/A	06/06/24	--	3,670,627.91	3,663,401.90	09/06/22
64	695100301	RT	Germantown	TN	Actual/360	4.675%	14,448.19	7,271.53	0.00	N/A	06/06/24	--	3,588,992.11	3,581,720.58	09/06/22
66	883100242	MH	Montrose	CO	Actual/360	4.705%	13,884.74	5,964.65	0.00	N/A	03/06/24	--	3,427,039.13	3,421,074.48	09/06/22
67	695100300	MH	Palm Shores	FL	Actual/360	4.630%	13,015.72	6,661.56	0.00	N/A	06/06/24	--	3,264,585.31	3,257,923.75	09/06/22
68	623100104	MH	Various	FL	Actual/360	5.750%	15,622.28	6,720.61	0.00	N/A	03/06/24	--	3,155,130.98	3,148,410.37	09/06/22
69	883100250	SS	Delray Beach	FL	Actual/360	4.680%	13,158.88	5,313.60	0.00	N/A	06/06/24	--	3,265,231.28	3,259,917.68	09/06/22
70	883100238	SS	Buena Park	CA	Actual/360	5.107%	10,994.24	0.00	0.00	N/A	05/06/24	--	2,500,000.00	2,500,000.00	09/06/22
71	623100098	MH	Summerville	SC	Actual/360	5.620%	10,573.41	3,810.11	0.00	N/A	02/26/24	--	2,184,840.23	2,181,030.12	09/06/22
72	695100298	MH	Stuart	FL	Actual/360	4.630%	7,188.42	3,679.10	0.00	N/A	06/06/24	--	1,802,989.65	1,799,310.55	09/06/22

© 2021 Computershare. All rights reserved. Confidential.																Page 15 of 30

Mortgage Loan Detail (Part 1)

											Original	Adjusted	Beginning	Ending	Paid
		Prop			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Accrual Type Gross Rate		Interest	Principal	Adjustments	Repay Date	Date	Date	Balance	Balance	Date
73	695100299	MH	Hallandale Beach	FL	Actual/360	4.630%	7,018.28	3,592.02	0.00	N/A	06/06/24	--	1,760,315.38	1,756,723.36 09/06/22
Totals							3,833,163.47	1,197,234.03	0.00				955,540,292.71	954,343,058.68
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.																Page 16 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	12,452,039.16	6,476,175.52	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
2	0.00	967,508.55	04/01/21	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
3	16,997,520.00	5,264,901.00	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
4	11,595,358.75	5,900,996.18	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
6	2,586,294.98	1,106,299.39	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
8	1,791,808.80	2,415,573.68	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
9	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
10	3,328,338.85	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11	6,274,590.00	3,947,543.00	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
12	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
13	4,161,584.59	2,057,061.47	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
14	4,330,555.79	2,409,442.96	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
16	0.00	96,615.00	01/01/22	03/31/22	07/12/22	22,530,862.73	1,727,843.22	64,549.56	2,238,597.85	128,656.37	0.00
18	2,803,635.02	2,692,015.27	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
19	3,118,365.00	1,779,107.86	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
20	2,077,115.19	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21	2,148,310.88	1,068,330.16	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,529,581.87	810,824.54	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,507,700.00	380,629.00	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
25	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
28	994,495.85	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
29	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
30	1,053,098.21	544,455.04	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
31	1,095,868.00	1,093,930.00	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
32	595,112.67	343,938.27	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
33	1,481,804.76	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
34	959,159.94	512,522.88	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
36	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
37	2,056,118.31	468,189.25	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
38	1,015,584.93	1,244,079.96	04/01/21	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
39	0.00	487,414.26	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
41	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
42	787,518.28	500,551.60	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
43	955,708.00	482,509.00	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
44	0.00	487,305.00	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
45	657,259.86	401,786.00	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
48	504,952.00	367,786.00	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
50	1,172,839.00	606,154.64	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
51	511,617.27	126,326.07	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	22,960.88	0.00
52	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
53	749,976.00	770,822.00	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
56	641,706.30	321,318.08	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
57	651,372.81	162,434.91	07/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
60	319,514.00	243,580.00	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
61	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
62	691,345.96	702,036.20	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
63	855,255.05	410,163.22	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
64	369,545.84	142,473.62	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
66	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
67	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
68	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
69	654,011.60	402,830.22	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
70	411,355.00	226,302.66	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
71	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
72	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent	Most Recent	Appraisal					Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
73	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
Totals	95,888,018.52	48,421,932.46				22,530,862.73	1,727,843.22	64,549.56	2,238,597.85	151,617.25	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 19 of 30

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 20 of 30

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
09/16/22	0	0.00	0	0.00	1	25,377,768.71	0	0.00	1	25,377,768.71	0	0.00	0	0.00	0	0.00	4.658452%	4.633921%	17
08/17/22	0	0.00	0	0.00	1	25,431,078.86	0	0.00	1	25,431,078.86	0	0.00	0	0.00	0	0.00	4.658533%	4.633991%	18
07/15/22	0	0.00	0	0.00	1	25,484,181.54	0	0.00	1	25,484,181.54	0	0.00	0	0.00	0	0.00	4.658613%	4.634060%	19
06/17/22	0	0.00	0	0.00	1	25,540,283.82	0	0.00	1	25,540,283.82	0	0.00	0	0.00	1	5,095,014.01	4.658698%	4.634135%	20
05/17/22	1	5,103,237.96	0	0.00	1	25,592,961.51	0	0.00	1	25,592,961.51	0	0.00	0	0.00	1	24,947,116.69	4.660582%	4.634349%	21
04/18/22	0	0.00	0	0.00	1	25,648,654.06	0	0.00	1	25,648,654.06	0	0.00	0	0.00	0	0.00	4.661153%	4.635295%	23
03/17/22	0	0.00	0	0.00	1	25,700,910.01	0	0.00	1	25,700,910.01	0	0.00	0	0.00	1	14,914,901.25	4.661228%	4.635360%	24
02/17/22	0	0.00	0	0.00	1	25,762,665.13	0	0.00	1	25,762,665.13	0	0.00	0	0.00	0	0.00	4.659671%	4.634013%	25
01/18/22	0	0.00	0	0.00	1	25,814,477.39	0	0.00	1	25,814,477.39	0	0.00	0	0.00	0	0.00	4.659745%	4.634077%	26
12/17/21	0	0.00	0	0.00	1	25,866,088.02	1	25,866,088.02	0	0.00	0	0.00	0	0.00	0	0.00	4.659818%	4.634140%	27
11/18/21	0	0.00	0	0.00	1	25,920,751.82	1	25,920,751.82	0	0.00	0	0.00	0	0.00	0	0.00	4.659895%	4.634208%	28
10/18/21	0	0.00	0	0.00	1	25,971,948.86	1	25,971,948.86	0	0.00	0	0.00	0	0.00	0	0.00	4.659967%	4.634270%	29
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 21 of 30

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
16	302201016	07/01/20	25	6	64,549.56	2,238,597.85	264,142.55	26,742,125.15	10/30/19	7			10/01/21
Totals					64,549.56	2,238,597.85	264,142.55	26,742,125.15

1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 22 of 30

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0		0	0
0 - 6 Months		0	0		0	0
7 - 12 Months		0	0		0	0
13 - 24 Months		947,936,819	922,559,050		0	25,377,769
25 - 36 Months		0	0		0	0
37 - 48 Months		6,406,240	6,406,240		0	0
49 - 60 Months		0	0		0	0
> 60 Months		0	0		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Sep-22	954,343,059	928,965,290	0	0	0	25,377,769
Aug-22	955,540,293	930,109,214	0	0	0	25,431,079
Jul-22	956,732,678	931,248,496	0	0	0	25,484,182
Jun-22	958,011,464	932,471,180	0	0	0	25,540,284
May-22	964,297,078	933,600,879	5,103,238	0	0	25,592,962
Apr-22	990,559,840	964,911,186	0	0	0	25,648,654
Mar-22	991,774,663	966,073,753	0	0	0	25,700,910
Feb-22	1,008,213,639	982,450,974	0	0	0	25,762,665
Jan-22	1,009,438,360	983,623,882	0	0	0	25,814,477
Dec-21	1,010,658,123	984,792,035	0	0	0	25,866,088
Nov-21	1,011,971,167	986,050,415	0	0	0	25,920,752
Oct-21	1,013,180,677	987,208,728	0	0	0	25,971,949
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 23 of 30

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
16	302201016	25,377,768.71	26,742,125.15	7,500,000.00	08/24/20	77,306.00	0.17000	03/31/22	04/01/24	258
Totals		25,377,768.71	26,742,125.15	7,500,000.00		77,306.00

© 2021 Computershare. All rights reserved. Confidential.										Page 24 of 30

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
16	302201016	RT	VA	10/30/19	7

8/15/2022 JLL was engaged to manage and lease the property. The REO property was listed for sale with JLL. Marketing commenced in March. First round offers were submitted 4/29. Best and final offers received 5/10/22 and buyer interviews have takenplace. Winning bidder selected and property under contract for sale.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 25 of 30

Modified Loan Detail

		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
6	302051011	49,139,388.35	4.65000%	49,139,388.35 4.65000%		10	06/09/20	06/01/20	08/11/20
Totals		49,139,388.35		49,139,388.35
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 26 of 30

					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
35	302201035	11/17/17	6,893,776.59	3,000,000.00	3,130,659.38	69,160.51	3,130,659.38	3,061,498.87	3,832,277.72	0.00	0.00	3,832,277.72	42.22%
40	883100212	04/17/18	7,518,024.01	6,000,000.00	4,092,716.15	486,845.25	4,092,716.15	3,605,870.90	3,912,153.11	0.00	174,415.31	3,737,737.80	46.72%
46	623100113	07/16/21	6,003,368.13	4,550,000.00	4,091,729.46	705,609.92	4,091,729.46	3,386,119.54	2,617,248.59	0.00	194,636.27	2,422,612.32	35.11%
47	623100099	05/17/18	6,512,854.32	5,700,000.00	4,628,907.24	1,111,332.14	4,628,907.24	3,517,575.10	2,995,279.22	0.00	35,185.04	2,960,094.18	42.89%
59	695100297	09/17/21	4,268,327.94	3,700,000.00	3,187,900.01	282,920.68	3,187,900.01	2,904,979.33	1,363,348.61	0.00	(49.97)	1,363,398.58	28.11%
65	623100106	06/17/21	3,763,557.18	5,020,000.00	5,534,710.98	440,239.39	5,534,710.98	5,094,471.59	0.00	0.00	(1,493.50)	1,493.50	0.03%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			34,959,908.17	27,970,000.00	24,666,623.22	3,096,107.89	24,666,623.22	21,570,515.33	14,720,307.25	0.00	402,693.15	14,317,614.10

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.													Page 27 of 30

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
35	302201035	11/17/17	0.00	0.00	3,832,277.72	0.00	0.00	3,832,277.72	0.00	0.00	3,832,277.72
40	883100212	11/19/18	0.00	0.00	3,737,737.80	0.00	0.00	(174,415.31)	0.00	0.00	3,737,737.80
		04/17/18	0.00	0.00	3,912,153.11	0.00	0.00	3,912,153.11	0.00	0.00
46	623100113	06/17/22	0.00	0.00	2,422,612.32	0.00	0.00	(194,636.27)	0.00	0.00	2,422,612.32
		07/16/21	0.00	0.00	2,617,248.59	0.00	0.00	2,617,248.59	0.00	0.00
47	623100099	10/18/19	0.00	0.00	2,960,094.18	0.00	0.00	5.00	0.00	0.00	2,960,094.18
		06/17/19	0.00	0.00	2,960,089.18	0.00	0.00	83.48	0.00	0.00
		04/17/19	0.00	0.00	2,960,005.70	0.00	0.00	76.76	0.00	0.00
		07/17/18	0.00	0.00	2,959,928.94	0.00	0.00	(35,350.28)	0.00	0.00
		05/17/18	0.00	0.00	2,995,279.22	0.00	0.00	2,995,279.22	0.00	0.00
59	695100297	12/17/21	0.00	0.00	1,363,398.58	0.00	0.00	49.97	0.00	0.00	1,363,398.58
		09/17/21	0.00	0.00	1,363,348.61	0.00	0.00	1,363,348.61	0.00	0.00
65	623100106	06/25/21	0.00	0.00	0.00	0.00	0.00	1,493.50	0.00	0.00	1,493.50
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	14,316,120.60	0.00	0.00	14,317,614.10	0.00	0.00	14,317,614.10

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
16	0.00	0.00	5,474.75	0.00	0.00	87,927.95	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	5,474.75	0.00	0.00	87,927.95	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		93,402.70

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Supplemental Notes
None

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